Share-based Payment - Summary of Number and Weighted Average Exercise Prices of Market Performance Options (Details) - $ / shares	3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average exercise price, Options outstanding, Beginning balance			$ 155.05	$ 155.05
Weighted average exercise price, Options outstanding, Ending balance	$ 155.05	$ 155.05	155.05		$ 155.05
Options outstanding, Beginning balance		157,142
Granted	0
Options outstanding , Ending balance	157,142	157,142		157,142
Options exercisable	21,429	21,429
Market Performance Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average exercise price, Options outstanding, Beginning balance		$ 155.05	$ 155.05	$ 155.05	154.12
Weighted average exercise price					40.64
Weighted average exercise price, Options outstanding, Ending balance				155.05	155.05
Weighted average exercise price, Options exercisable				$ 155.05	$ 155.05
Options outstanding, Beginning balance		157,142	157,142	157,142	157,857
Exercised					(715)
Options outstanding , Ending balance			157,142	157,142	157,142
Options exercisable			21,429	21,429	21,429